Risks and Concentration (Details) - Schedule of accounts receivable	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Receivables from Franchisee A [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Receivables from franchisee	20.00%	21.00%
Receivables from Franchisee B [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Receivables from franchisee	17.00%	18.00%
Receivables from Franchisee C [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Receivables from franchisee	17.00%	15.00%
Receivables from Franchisee D [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Receivables from franchisee	8.00%	12.00%